Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals (Details) (USD $)	12 Months Ended
Jan. 31, 2012
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 1	$ 50,000
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 2	25,000
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 3	0
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 4	0
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 5	73,648
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 6	0
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 7	73,648
Resource Property Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 8	$ 0